Income Taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ (104)	$ 7	$ 0
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	16	$ 22
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 22
Income Taxes (Additional Textual) [Abstract]
US federal statutory income tax rate	35.00%	35.00%	35.00%
Valuation allowances to reduce deferred tax assets to estimated realizable value	$ 187	$ 280	$ 196	$ 221
Deferred tax assets net of valuation allowance	299	146
Unrecognized Tax Benefits	22	19	$ 41	$ 37
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	82	$ 76
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	82
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration 2015 to 2018	13
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration 2019 to 2023	15
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration 2024 to 2034	$ 54
Ireland
Income Taxes (Additional Textual) [Abstract]
Ireland federal statutory income tax rate	25.00%
United Kingdom
Income Taxes (Additional Textual) [Abstract]
Valuation allowances relating to deferred tax assets arising from UK other net operating losses	$ 6
Valuation allowances relating to deferred tax assets arising from UK capital loss carryforwards	33
United States
Income Taxes (Additional Textual) [Abstract]
Valuation allowances to reduce deferred tax assets to estimated realizable value	$ 148